Santander Group - Reorganization of insurance business, etc. (Details) - IFRS Scenario Plan [Member] - EUR (€) € in Millions	Jun. 24, 2019	Jan. 21, 2019
Disclosure of detailed information about business combination [line items]
Payment on agreement termination	€ 936.5
Portion of business acquired by Aegon (as a percent)	51.00%
Portion of business acquired by Mapfre (as a percent)		50.01%